Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax [Line Items]
Percentage of statutory tax rate	25.00%	25.00%
Net profit (in Dollars)	$ 37,766	$ 8,378
Taxable operating losses carried forward	5 years
Income tax rate	24.00%	26.00%
Deferred tax assets, net (in Dollars)	$ 10,859,094		$ 7,156,011
Valuation allowance (in Dollars)	$ 1,286
Inland Revenue, Singapore (IRAS) [Member]
Income Tax [Line Items]
Tax rate	10.00%
State Administration of Taxation, China [Member]
Income Tax [Line Items]
Income tax rate	25.00%
Hong Kong [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	8.25%
Net profit (in Dollars)	$ 2,569	$ 1,934
Income tax rate	8.25%
Hong Kong [Member] | AGM Technology, and AGM Defi Tech [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	16.50%
Net profit (in Dollars)	$ 2,000,000
Income tax rate	16.50%
China [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	25.00%
Net profit (in Dollars)	$ 28,757
Tax rate	10.00%
China [Member] | State Administration of Taxation, China [Member]
Income Tax [Line Items]
Uniform tax rate	25.00%